UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               08/04/2009
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        108

Form 13F Information Table Value Total:    395,973
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ACTIVISION BLIZZARD INC        COM              00507V109     6662   527449 SH       Sole                    74182            453267
AFFILIATED MANAGERS GROUP INC  COM              008252108     1889    32460 SH       Sole                    11250             21210
ALEXION PHARMACEUTICALS INC    COM              015351109     2330    56680 SH       Sole                    19705             36975
ALLEGIANT TRAVEL CO            COM              01748x102     2037    51380 SH       Sole                    17790             33590
AMAZON.COM INC                 COM              023135106     3831    45790 SH       Sole                     9160             36630
ANADARKO PETROLEUM CORP        COM              032511107     7071   155790 SH       Sole                    34900            120890
ANALOG DEVICES INC             COM              032654105     7810   315180 SH       Sole                    68260            246920
APAC CUSTOMER SERVICES         COM              00185E106     1039   202590 SH       Sole                    70295            132295
APPLE INC                      COM              037833100    12453    87434 SH       Sole                    17966             69468
ASIAIFANO HOLDINGS             COM              04518a104     1223    71050 SH       Sole                    24650             46400
ATHEROS COMMUNICATION INC      COM              04743p108     1960   101895 SH       Sole                    35370             66525
BAKER MICHAEL CORP             COM              057149106     1818    42924 SH       Sole                    14904             28020
BAXTER INTERNATIONAL INC       COM              071813109     7352   138826 SH       Sole                    32917            105909
BEST BUY INC                   COM              086516101     7781   232328 SH       Sole                    53948            178380
BIG LOTS INC                   COM              089302103     2030    96510 SH       Sole                    33505             63005
BIOGEN IDEC INC                COM              09062X103      991    21960 SH       Sole                    15740              6220
BLACKROCK INC CLASS A          COM              09247X101     3362    19165 SH       Sole                     5105             14060
BRISTOL MYERS SQUIBB CO        COM              110122108      870    42835 SH       Sole                    30795             12040
BROADCOM CORP                  COM              111320107     8229   331940 SH       Sole                    68910            263030
BUCYRUS INTL INC A             COM              118759109      908    31795 SH       Sole                    11045             20750
CAMERON INTERNATIONAL CORPORAT COM              13342B105     7193   254158 SH       Sole                    34802            219356
CARRIZO OIL & GAS INC          COM              144577103     1081    63010 SH       Sole                    21920             41090
CELGENE CORP                   COM              151020104     4972   103935 SH       Sole                    14690             89245
CHEVRONTEXACO CORP             COM              166764100     1070    16157 SH       Sole                    11284              4873
CHIPOTLE MEXICAN GRILL         COM              169656105     1205    15065 SH       Sole                     5225              9840
CISCO SYSTEMS INC              COM              17275R102     9900   530850 SH       Sole                   119115            411735
COLGATE-PALMOLIVE CO           COM              194162103     6311    89215 SH       Sole                    21435             67780
COMMSCOPE INC                  COM              203372107     1528    58180 SH       Sole                    20165             38015
CORE LABORATORIES NV F         COM              N22717107     2111    24220 SH       Sole                     8125             16095
CUBIC                          COM              229669106      936    26160 SH       Sole                     9080             17080
CVS/CAREMARK CORPORATION       COM              126650100     8819   276715 SH       Sole                    65671            211044
DIAMOND FOODS INC              COM              252603105     1694    60710 SH       Sole                    21070             39640
DOLLAR TREE INC                COM              256746108     2148    51020 SH       Sole                    17680             33340
DRESSER-RAND GROUP             COM              261608103     1804    69130 SH       Sole                    23975             45155
ENERGY SELECT SECTOR SPDR FUND COM              81369y506      317     6590 SH       Sole                     6590                 0
EQUINIX INC                    COM              29444u502     1382    19005 SH       Sole                     6595             12410
EXCO RESOURCES INC             COM              269279402     1196    92600 SH       Sole                    32155             60445
EXPRESS SCRIPTS INC            COM              302182100     9782   142287 SH       Sole                    34309            107978
EXXON MOBIL CORP               COM              30231G102     2244    32092 SH       Sole                    29652              2440
FIRST SOLAR                    COM              336433107     3659    22560 SH       Sole                     3585             18975
FLOWSERVE CORP                 COM              34354p105     6454    92447 SH       Sole                    13049             79398
GAP INC                        COM              364760108     1213    73965 SH       Sole                    52995             20970
GENERAL MILLS INC              COM              370334104     6829   121897 SH       Sole                    25837             96060
GENOPTIX                       COM              37243V100     1148    35880 SH       Sole                    12450             23430
GENZYME CORP COM GEN DIV       COM              372917104     5326    95667 SH       Sole                    13445             82222
GILEAD SCIENCES INC            COM              375558103     7880   168234 SH       Sole                    38758            129476
GOLDMAN SACHS GROUP INC        COM              38141G104      512     3470 SH       Sole                     2530               940
GOOGLE INC CL A                COM              38259P508     7449    17670 SH       Sole                     3530             14140
HEWLETT PACKARD CO             COM              428236103     6388   165285 SH       Sole                    36235            129050
HMS HOLDING CORP               COM              40425j101     2199    53995 SH       Sole                    18715             35280
HOME DEPOT INC                 COM              437076102     3727   157710 SH       Sole                    46890            110820
INTERNATIONAL BUSINESS MACHINE COM              459200101     8696    83278 SH       Sole                    15487             67791
INTREPID POTASH INC            COM              46121y102     1960    69800 SH       Sole                    24280             45520
JOHNSON & JOHNSON              COM              478160104      170     3000 SH       Sole                     3000                 0
JOSEPH A BANKS CLOTHERS        COM              480838101     1250    36270 SH       Sole                    12585             23685
JPMORGAN CHASE & CO            COM              46625H100     7503   219953 SH       Sole                    57877            162076
KOHLS CORP                     COM              500255104     7556   176760 SH       Sole                    40860            135900
MACROVISION SOLUTIONS CORP     COM              55611C108     2646   121320 SH       Sole                    42055             79265
MARRIOTT INTERNATIONAL INC-A   COM              571903202      876 39692.53 SH       Sole                 28574.78          11117.75
MARVELL TECHNOLOGY GROUP LTD   COM              g5876h105     6110   524890 SH       Sole                    74490            450400
MASIMO                         COM              574795100     1599    66330 SH       Sole                    22945             43385
MASTEC INC                     COM              576323109     1978   168775 SH       Sole                    58575            110200
MASTERCARD INC                 COM              57636Q104     8697    51984 SH       Sole                    11602             40382
MCDONALDS CORP                 COM              580135101     5851   101780 SH       Sole                    28565             73215
MEDTRONIC INC                  COM              585055106      209     6003 SH       Sole                     6003                 0
MONOLITHIC POWER SYS INC       COM              609839105     2196    97995 SH       Sole                    34600             63395
MONSANTO CO                    COM              61166W101     7363    99039 SH       Sole                    20840             78199
MONSTER WORLDWIDE              COM              611742107     5021   425130 SH       Sole                   121170            303960
MORGAN STANLEY                 COM              617446448     6674   234085 SH       Sole                    59410            174675
MYRIAD GENETICS INC            COM              62855j104     2255    63250 SH       Sole                    21965             41285
MYRIAD PHARMACEUTICALS         COM              62856h107       63    13430 SH       Sole                  4656.25           8773.75
NATIONAL OIL WELL VARCO        COM              637071101     8338   255292 SH       Sole                    55472            199820
NETFLIX INC                    COM              64110L106     1904    46060 SH       Sole                    15945             30115
NETLOGIC MICROSYS              COM              64118b100     1567    42990 SH       Sole                    14925             28065
NEUTRAL TANDEM INC             COM              64128b108     2150    72825 SH       Sole                    25335             47490
NUCOR CORP                     COM              670346105     6303   141862 SH       Sole                    35812            106050
OMNICARE INC                   COM              681904108     1838    71360 SH       Sole                    24710             46650
ORACLE CORP                    COM              68389X105     6743   314806 SH       Sole                    72543            242263
PANERA BREAD CO-A              COM              69840w108     1643    32960 SH       Sole                    11430             21530
PMC SIERRA INC                 COM              69344f106     1234   154975 SH       Sole                    53810            101165
PRICELINE.COM INC              COM              741503403     4580    41060 SH       Sole                     6510             34550
QUALCOMM INC                   COM              747525103    11373   251604 SH       Sole                    53274            198330
RAYTHEON CO                    COM              755111507     3601    81060 SH       Sole                    25005             56055
RED HAT INC                    COM              756577102     1904    94610 SH       Sole                    32875             61735
RESMED INC                     COM              761152107     7282   178780 SH       Sole                    34830            143950
SIGNATURE BANK                 COM              82669g104     1863    68325 SH       Sole                    23715             44610
STARENT NETWORKS CORP          COM              85528P108     2864   117335 SH       Sole                    40740             76595
STARWOOD HOTEL & RESORT        COM              85590A401     5769   259878 SH       Sole                    52328            207550
STATE STREET CORP              COM              857477103      975    20660 SH       Sole                    14895              5765
STEC INC                       COM              784774101      921    39720 SH       Sole                    13775             25945
STEEL DYNAMICS INC             COM              858119100     2216   149720 SH       Sole                    51995             97725
STIFEL FINANCIAL CORP          COM              860630102     2429    50505 SH       Sole                    17520             32985
SXC HEALTH SOLUTIONS           COM              78505P100     1214    47750 SH       Sole                    16535             31215
SYNAPTICS                      COM              87157D109     1543    39925 SH       Sole                    13870             26055
TELECOMMUNICATION SYSTEMS INC- COM              87929J103     1433   201535 SH       Sole                    69965            131570
TEXAS INSTRUMENTS INC          COM              882508104      797    37425 SH       Sole                    26935             10490
THE BUCKLE INC                 COM              118440106     1835    57757 SH       Sole                    20091             37666
THE GEO GROUP INC              COM              36159R103     1849    99530 SH       Sole                    34345             65185
TJX COS INC                    COM              872540109     7691   244463 SH       Sole                    55445            189018
TRANSDIGM GROUP INC            COM              893641100     1236    34145 SH       Sole                    11840             22305
TRANSOCEAN LTD                 COM              H8817H100     1355    18235 SH       Sole                    13165              5070
UNION PACIFIC CORP             COM              907818108     5273   101293 SH       Sole                    18543             82750
VISTAPRINT LTD                 COM              g93762204     1242    29115 SH       Sole                    10125             18990
WAL-MART STORES INC
            COM              931142103     8688   179359 SH       Sole                    36898            142461
WALTER ENERGY INC              COM              93317Q105     2211    61005 SH       Sole                    20775             40230
WASTE MANAGEMENT INC           COM              94106L109      695    24685 SH       Sole                    17220              7465
WELLS FARGO & CO               COM              949746101     1250    51515 SH       Sole                    37040             14475
XTO ENERGY INC		       COM		98385X106     1368    35871 SH       Sole                    25484             10387
